May 8, 2017

James E. O’Connor
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price California Tax-Free Income Trust

   California Tax-Free Bond Fund

   California Tax-Free Money Fund

  File Nos.: 033-08093; 811-4525

 T. Rowe Price State Tax-Free Income Trust

  Georgia Tax-Free Bond Fund

  Maryland Short-Term Tax-Free Bond Fund

  Maryland Tax-Free Bond Fund

  Maryland Tax-Free Money Fund

  New Jersey Tax-Free Bond Fund

  New York Tax-Free Bond Fund

  New York Tax-Free Money Fund

  Virginia Tax-Free Bond Fund

  File Nos.: 033-06533; 811-4521

 T. Rowe Price Capital Appreciation Fund

  T. Rowe Price Capital Appreciation Fund and its Advisor Class and I Class

  File Nos.: 033-05646; 811-4519

 T. Rowe Price Equity Income Fund

  T. Rowe Price Equity Income Fund and its Advisor Class, I Class and R Class

  File Nos.: 033-00070; 811-4400

 T. Rowe Price GNMA Fund

   T. Rowe Price GNMA Fund and its I Class

  File Nos.: 033-01041; 811-4441

 T. Rowe Price New America Growth Fund

  T. Rowe Price New America Growth Fund and its Advisor Class and I Class

  File Nos.: 002-99122; 811-4358

Dear Mr. O’Connor:

Pursuant to the provisions of Section 20(a) of the Investment Company Act of 1940, as amended, and Section 14(a) of the Securities and Exchange Act of 1934, as amended, we are filing the preliminary Proxy Statement and accompanying materials (including proxy ballots and voting site) for the T. Rowe Price California Tax-Free Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Capital Appreciation Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, and T. Rowe Price New America Growth Fund (each, a “Registrant” and collectively, the “Registrants”) and their sub-trusts (the “Funds”) and classes thereunder. These materials relate to a joint special meeting of shareholders to be held on July 26, 2017 (the “Shareholder Meeting”). The record date for the Shareholder Meeting is May 30, 2017, and the definitive proxy statement is expected to begin mailing to shareholders on May 30, 2017. The definitive proxy filing will include the Funds’ outstanding shares as of May 8, 2017, and will set forth the principal holders of the Funds’ shares and beneficial ownership information for the Funds’ executive officers and directors as of April 30, 2017.

The Shareholder Meeting will be held on behalf of each of the Funds and their classes.

The matters to be acted on at the Shareholder Meeting for the above Registrants, as detailed in the Proxy Statement and accompanying materials, include:

1. To approve the redomiciliation and reorganization of the Trusts and their sub-trusts (the Funds) into newly-established Maryland corporations and series thereunder; and

2. To transact such other business as may properly come before the meeting and any adjournments thereof.

Please feel free to contact the undersigned at (410) 345-6646, or in my absence, Darrell N. Braman at (410) 345-2013 or Vicki S. Horwitz at 410-577-5024, if you should have any questions.

Sincerely,

/s/Brian R. Poole

Brian R. Poole

Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.